5. Notes Payable in Gold: Schedule of Notes Payable in Gold (Details) (NotesPayableInGoldMember, USD $)	6 Months Ended
Jun. 30, 2012
NotesPayableInGoldMember
Loss on settlement of notes paid in gold	$ 1,623,489